Bonds, Mortgages and Other Long-Term Debt	6 Months Ended
Jun. 30, 2026
Bonds, Mortgages and Other Long-Term Debt [Abstract]
Bonds, mortgages and other long-term debt

Note 28. Bonds, mortgages and other long-term debt

Borrowings as of June 30, 2026, primarily relate to financing arrangements held by IC’Alps. The Group also assumed certain borrowings in connection with the acquisition of Miraex on June 1, 2026. Debt is classified as current or noncurrent based on the contractual terms of the respective arrangements and the Group’s right to defer settlement as of June 30, 2026. Interest expense is recognized using the effective interest method in accordance with ASC 835-30, as applicable.

Debt consisted of the following:

USD’000
Bpifrance Innovation R&D Loan	425
Bpifrance Innovation Loan	364
PGE loans (CIC, Bpifrance and BNP)	178
Recoverable advances – Bpifrance (Innovation and BELICIM)	175
Miraex borrowings	109
Total debt	1,251
Less: current portion	(555)
Noncurrent portion	696

The aggregate contractual principal maturities of debt as of June 30, 2026, are presented below. Amounts represent contractual principal repayments, translated using June 30, 2026, exchange rates, and exclude interest and unamortized discounts.

Year	USD’000
2026	378
2027	440
2028	285
2029	199
2030 and thereafter	28
Total contractual principal	1,330

Bpifrance Innovation – Research & Development Loan Agreement

On June 30, 2022, Bpifrance Financement granted IC’Alps an Innovation – Research & Development Loan in the amount of EUR 500,000 to support an R&D program focused on optimizing the energy consumption of integrated circuits. The loan is repayable in quarterly installments through March 31, 2030, and bears a fixed interest rate of 2.06% per annum. A processing fee was withheld from the proceeds at issuance. As the loan was granted at market terms and transaction costs were immaterial, interest expense is recognized at the stated contractual rate.

As of June 30, 2026, the carrying amount of the loan was EUR 372,940 (USD 424,835), of which EUR 98,260 (USD 111,933) was classified as current and EUR 274,680 (USD 312,903) was classified as noncurrent.

Bpifrance Innovation Loan

On June 30, 2022, Bpifrance Financement granted IC’Alps a business loan in the amount of EUR 500,000 to finance intangible expenditures related to the industrial and commercial launch of an innovation. The loan is repayable through June 30, 2029, and bears a fixed contractual interest rate of 4.29% per annum. A processing fee was withheld from the proceeds at issuance. The loan was initially measured at fair value, and interest expense is recognized subsequently using the effective interest method at an effective interest rate of 5.25% per annum.

As of June 30, 2026, the carrying amount of the loan was EUR 319,880 (USD 364,392), of which EUR 97,455 (USD 111,016) was classified as current and EUR 222,425 (USD 253,376) was classified as noncurrent.

PGE loan – CIC Lyonnaise de Banque

On May 12, 2020, CIC Lyonnaise de Banque granted IC’Alps a state-guaranteed cash-flow loan (“PGE”) in the amount of EUR 600,000 as part of the French government’s COVID-19 economic support measures. Following an amendment effective May 15, 2021, repayment was rescheduled over a 60-month period and interest accrues at a fixed rate of 0.70% per annum on the outstanding principal, together with guarantee fees. The facility was substantially repaid by June 30, 2026.

PGE Soutien Innovation loan – Bpifrance

On June 15, 2020, Bpifrance Financement granted IC’Alps a state-guaranteed cash-flow loan in the amount of EUR 600,000. Following an amendment effective June 15, 2021, principal and interest were rescheduled over 20 quarterly installments, and interest accrues at a fixed rate of 3.35% per annum. The facility was substantially repaid by June 30, 2026.

PGE loan – BNP Paribas

On June 14, 2022, BNP Paribas granted IC’Alps a state-guaranteed business loan in the amount of EUR 300,000. Following an amendment effective June 13, 2023, repayment of principal, interest and guarantee fees was rescheduled over a 60-month period, and interest accrues at a fixed rate of 3.75% per annum.

As of June 30, 2026, the aggregate carrying amount of the CIC, Bpifrance and BNP PGE loan population was EUR 156,585 (USD 178,374), of which EUR 75,940 (USD 86,507) was classified as current and EUR 80,645 (USD 91,867) was classified as noncurrent. The balance principally relates to the BNP Paribas facility.

Recoverable advance from Bpifrance (“Avance Innovation”)

On July 3, 2018, Bpifrance Financement granted IC’Alps an interest-free repayable advance (“Avance Innovation”) in the amount of EUR 652,000 to support the development of analog and digital components for ultrasonic solutions. The advance was disbursed in three installments and is repayable in 20 equal quarterly installments ending September 30, 2026. The advance was initially measured at fair value, and interest expense is recognized subsequently using the effective interest method at an effective interest rate of 4.18% per annum. The difference between the fair value at initial recognition and the proceeds received was recognized as deferred grant income and is recognized in income over the related period.

As of June 30, 2026, the carrying amount of the advance was EUR 30,922 (USD 35,225), all of which was classified as current.

BELICIM project – Bpifrance grant and recoverable advance agreement

On February 28, 2020, IC’Alps entered into a multi-party aid agreement with Bpifrance Financement under the PSPC-Régions Call for Projects (BELICIM). The aid available to IC’Alps was structured as a recoverable advance and a grant component. The recoverable advance is repayable in four annual installments commencing December 31, 2024, unless the project is declared a technico-economic failure. The advance was initially measured at fair value, and interest expense is recognized subsequently using the effective interest method at an effective interest rate of 0.94% per annum.

As of June 30, 2026, the carrying amount of the recoverable advance was EUR 122,492 (USD 139,537), of which EUR 80,491 (USD 91,692) was classified as current and EUR 42,000 (USD 47,845) was classified as noncurrent.

Miraex borrowings

In connection with the acquisition of Miraex SA on June 1, 2026, the Group assumed a CHF 50,000 loan from Bühler AG and an interest-free loan from the Foundation for Technological Innovation (“FIT”). The Bühler loan bears interest at 4% per annum and matures on December 31, 2026. The FIT loan was originally issued for CHF 100,000 and is measured at amortized cost using a 4% effective interest rate. The difference between the proceeds received and the initial fair value of the FIT loan was recognized as deferred grant income and is recognized in income over the financing period.

As of June 30, 2026, the aggregate carrying amount of the Miraex borrowings was CHF 87,824 (USD 108,719), consisting of CHF 50,000 related to the Bühler loan and CHF 37,824 related to the FIT loan. The full amount was classified as current at June 30, 2026.